111 West Monroe Street
                                                         Chicago, IL 60603-4080

CHAPMAN AND CUTLER LLP                                   T 312.845.3000
----------------------------------------                 F 312.701.2361
Attorneys at Law - Focused on Finance(R)                 www.chapman.com




                               September 28, 2018



Securities and Exchange Commission
100 F Street, NE
Washington, D.C.  20549


     Re:           Advisors Disciplined Trust 1921 (the "Fund")
                                  (CIK# 1741153)
                   --------------------------------------------

Ladies and Gentlemen:

     Transmitted herewith on behalf of Advisors Asset Management, Inc. (the "Sponsor"), depositor and principal underwriter of the Fund, is the Registration Statement on Form S-6 for the registration under the Securities Act of 1933 (the "Securities Act") of units representing the ownership of interests in the unit investment trust of the Fund (the "Trust").

     The Trust is a unit investment trust which will invest in a portfolio of securities that includes shares of open-end management investment companies registered under the Investment Company Act of 1940. The Registration Statement has been prepared in substantial conformity with materials submitted on behalf of Advisors Disciplined Trust 1884, declared effective by the Securities and Exchange Commission (the "Commission") on July 20, 2018 (File No. 333-223976). Such registration statement is a prior series of the Fund with a substantially similar registration statement. We are requesting review of the Registration Statement because the Fund is unable to rely on Rule 487 under the Securities Act so that the Registration Statement would automatically become effective upon filing. The Fund may not rely on Rule 487 because paragraph (b)(1) of Rule 487 requires that reliance upon the rule is conditioned upon the registrant not engaging in the business of investing in open-end funds. Were it not for this provision in Rule 487, it would be our opinion that the Registration Statement would not contain disclosures which would render it ineligible to become effective pursuant to Rule 487. Accordingly we request limited review of the Registration Statement only to the extent necessary to comply with Rule 487(b)(1).

     We have been advised that the Sponsor would like to activate the Fund and have the Registration Statement declared effective on January 23, 2019, or as soon as possible thereafter. An appropriate amendment to the Registration Statement to reflect such deposit will be promptly filed with the Commission at that time, accompanied by the request of the Sponsor that the Registration Statement be made effective.

     No notification of registration or registration statement under the Investment Company Act of 1940 is currently being submitted to the Commission, as the filings under Investment Company Act File No. 811-21056 for Advisors Disciplined Trust are intended to be applicable to this series of the Fund.

     Inasmuch as the Fund is not yet operative, no filings have been required under any of the acts administered by the Commission. Therefore, for purposes of Securities Act Release No. 5196 there are no delinquencies to be reported or other references to be made to filings under the Securities Exchange Act of 1934.

     If you have any questions, please do not hesitate to contact Scott R. Anderson at (312) 845-3834 or Matthew T. Wirig at (312) 845-3432.




                                Very truly yours,

                                /s/ CHAPMAN AND CUTLER LLP
                                --------------------------
                                    CHAPMAN AND CUTLER LLP






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